Deposits	12 Months Ended
Mar. 31, 2025
Deposits
9. Deposits
The balance and remaining maturities of time deposits and certificates of deposit issued by domestic and foreign offices at March 31, 2025 are shown in the following table:

	Time deposits	Certificates of deposit	Total
	(in millions of yen)
Domestic offices:
Due in one year or less	21,871,888	2,758,776	24,630,664
Due after one year through two years	1,128,741	50,000	1,178,741
Due after two years through three years	993,916	—	993,916
Due after three years through four years	269,086	—	269,086
Due after four years through five years	355,503	—	355,503
Due after five years	359,325	—	359,325

Total	24,978,459	2,808,776	27,787,235

Foreign offices:
Due in one year or less	24,827,024	11,228,918	36,055,941
Due after one year through two years	48,272	168,308	216,580
Due after two years through three years	1,651	141,060	142,711
Due after three years through four years	261	51,722	51,983
Due after four years through five years	—	—	—
Due after five years	—	—	—

Total	24,877,208	11,590,008	36,467,216

Total	49,855,666	14,398,785	64,254,451

The aggregate estimated amounts of time deposits and certificates of deposit that meet or exceed insurance limit issued by domestic and foreign offices at March 31, 2024 and 2025 are shown in the following table:

	2024	2025

	(in billions of yen)
Domestic offices:
Time deposits	17,031	18,272
Certificates of deposit	2,461	2,809

Total	19,492	21,081

Foreign offices:
Time deposits	24,416	24,877
Certificates of deposit	9,129	11,590

Total	33,545	36,467

The aggregate amount of demand deposits in overdraft status that have been reclassified as loan balances at March 31, 2024 and 2025 was ¥516 billion and ¥539 billion, respectively.